Corporate debt (Tables)	3 Months Ended
Mar. 31, 2023
Corporate debt [Abstract]
Corporate debt
The breakdown of corporate debt as of March 31, 2023 and December 31, 2022 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2023	2022
	($ in thousands)
Non-current	1,040,998	1,000,503
Current	36,362	16,697
Total Corporate Debt	1,077,360	1,017,200

Repayment schedule for corporate debt
The repayment schedule for the corporate debt as of March 31, 2023 is as follows:

	Remainder of 2023	Between January and March 2024	Between April and December 2024	2025	2026	2027	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	2	-	-	-	-	-	-	2
Revolving Credit Facility	112	-	59,492	-	-	-	-	59,604
Commercial Paper	26,548	-	-	-	-	-	-	26,548
2020 Green Private Placement	430	-	-	-	314,335	-	-	314,765
2020 Note Issuance Facility	-	-	-	-	-	150,122	-	150,122
Green Exchangeable Notes	958	-	-	107,751	-	-	-	108,709
Green Senior Notes	5,087	-	-	-	-	-	395,285	400,372
Other bank loans	2,547	678	2,503	3,185	699	-	7,626	17,238
Total	35,684	678	61,995	110,936	315,034	150,122	402,911	1,077,360

The repayment schedule for the corporate debt as of December 31, 2022, was as follows:

	2023	2024	2025	2026	2027	Subsequent years	Total
2017 Credit Facility	8	6,423	-	-	-	-	6,431
Revolving Credit Facility	112	29,387					29,499
Commercial Paper	9,937	-	-	-	-	-	9,937
2020 Green Private Placement	423	-	-	308,389	-	-	308,812
2020 Note Issuance Facility	-	-	-	-	147,257	-	147,257
Green Exchangeable Notes	2,107	-	107,055	-	-	-	109,162
Green Senior Note	964	-	-	-	-	395,060	396,024
Other bank Loans	3,146	3,122	3,124	686	-	-	10,078
Total	16,697	38,932	110,179	309,075	147,257	395,060	1,017,200